REVENUE - Additional disclosures (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
REVENUE
Revenue	$ 8,793,000	$ 14,219,000	$ 23,011,000	$ 29,563,000	$ 38,098,000	$ 43,922,000
Deferred revenue	3,000,000		3,000,000		3,600,000	3,000,000
Contract assets	0		0		0	0	$ 0
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01
REVENUE
Revenue expected to be earned						$ 2,700,000
Revenue expected to be earned period						12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
REVENUE
Revenue expected to be earned					$ 3,300,000	$ 300,000
Revenue expected to be earned period					12 months	24 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-10-01
REVENUE
Revenue expected to be earned	$ 2,700,000		$ 2,700,000
Revenue expected to be earned period	12 months		12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01
REVENUE
Revenue expected to be earned					$ 200,000
Revenue expected to be earned period					24 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-10-01
REVENUE
Revenue expected to be earned	$ 300,000		$ 300,000
Revenue expected to be earned period	48 months		48 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-01-01
REVENUE
Revenue expected to be earned					$ 100,000
Revenue expected to be earned period					60 months
International
REVENUE
Revenue	$ 1,432,000	508,000	$ 3,319,000	2,901,000	$ 4,602,000	$ 5,207,000
China
REVENUE
Revenue	$ 200,000	$ 7,700	$ 200,000	$ 600,000	$ 900,000	$ 2,800,000